MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o MARCH 31, 2003

DEAR SHAREHOLDER:

The six-month period ended March 31, 2003 remained a volatile environment for growth investors. Following a broad-based decline during the third quarter of 2002, the markets, led by technology stocks, rebounded during the fourth quarter. Most of the market strength occurred in October and November, led by semiconductors, software and telecommunications. The market seemed to react favorably to several factors including more positive third-quarter earnings announcements, the Federal Reserve's decision to cut short-term interest rates by 50 basis points, as well as mid-term election results, in which the Republican Party increased its House majority and gained control of the Senate. However, stocks gave back some of their gains during December and January, amid escalating geopolitical uncertainty with respect to Iraq and North Korea. Concerns remained about the psychology of the consumer, especially in light of unemployment levels, which hit an eight-year high of six percent. In addition, energy prices rose sharply triggered by increased tensions with Iraq and an oil strike in Venezuela.

The first quarter of 2003 began under a continued cloud of global uncertainty. Once it became clear that diplomacy would not resolve the Iraq situation and war was imminent, the market rallied as many sidelined investors decided to participate. From that point on, day-to-day market volatility appeared to be highly correlated to the latest war report. Consumer sentiment, measured by the University of Michigan, improved during February and March, but remains historically low. Mortgage refinance applications averaged roughly 8,800 over the last three weeks of the quarter, exceeding prior record levels of 6,800 reached last October.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six months ended March 31, 2003, Morgan Stanley Developing Growth Securities Trust's Class A, B, C, and D shares returned 4.71 percent, 4.30 percent, 4.38 percent, and 4.80 percent, respectively. For the same period, the Russell 2500 Growth Index(1) returned 4.81 percent. Performance varies among the Fund's four classes as a result of different expenses associated with the various classes. These figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Past performance is no guarantee of future results.

The Fund performed in line with its benchmark index. Sector allocation detracted from performance while stock selection contributed positively. The largest detractor from performance was the underweight and stock selection in the technology sector, where Intuit, UTStarcom, and Flextronics International had the most significant negative impact on performance. Stock selection in the producer durables sector also had a negative impact on performance, where agricultural equipment manufacturer AGCO detracted.

--------------
(1) The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o MARCH 31, 2003 continued

The strongest contribution to performance came from health care. In general, the Fund benefited from our emphasis on more stable growth companies. The top contributor was Varian Medical Systems, which designs and manufactures radiation equipment for treating cancer. The company has experienced strong earnings growth, reflecting continued adoption of its IMRT technology. Other solid performers included the biotechnology company, Scios, and the medical waste company, Stericycle. In addition, the energy sector also contributed to performance primarily due to stock selection and a moderate overweight position. Within the energy sector, the main contributors to performance were E&P Company and XTO Energy while oil services companies such as BJ Services and Key Energy Services also positively impacted performance. Additional performance resulted from an overweight and stock selection in utilities, one of the best performing sectors in the Index.

LOOKING AHEAD

The commencement of the war and subsequent end of armed conflict in Iraq eliminated one major uncertainty hampering the markets. However, we await reports of stronger economic data to confirm the strength that we are witnessing in some parts of the economy. The war did cause some companies across all sectors of the economy to restrain their spending, which appears to be a brief pause indicating its impact on corporate fundamentals are only transitory. We are now about halfway through the March reporting period for corporate earnings. While some companies are still cautious in their outlook, many have reported earnings that have exceeded the expectations of Wall Street. Although it may still be too soon to be outright bullish, we are growing more optimistic about the economy and have begun to incrementally shift the portfolio toward more cyclical growth stocks. As always, we remain very focused on fundamental company research.

We appreciate your ongoing support of the Morgan Stanley Developing Growth Securities Trust and look forward to the opportunity to meet your investment needs.



Very truly yours,

[SIGNATURE OMITTED]                          [SIGNATURE OMITTED]
/s/ Charles A. Fiumefreddo                   /s/ Mitchell M. Merin
Chairman of the Board                        President and CEO

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FUND PERFORMANCE o MARCH 31, 2003


           AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED MARCH 31, 2003
--------------------------------------------------------------------------------
                                 CLASS A SHARES*
--------------------------------------------------------------------------------
1 Year                              (25.64)%(1)        (29.54)%(2)
5 Years                              (4.44)%(1)         (5.47)%(2)
Since Inception (7/28/97)            (1.16)%(1)         (2.10)%(2)

                                CLASS B SHARES**
--------------------------------------------------------------------------------
1 Year                              (26.19)%(1)        (29.88)%(2)
5 Years                              (5.19)%(1)         (5.42)%(2)
10 Years                              6.83 %(1)          6.83 %(2)

                                CLASS C SHARES+
--------------------------------------------------------------------------------
1 Year                              (26.19)%(1)        (26.93)%(2)
5 Years                              (5.16)%(1)         (5.16)%(2)
Since Inception (7/28/97)            (1.90)%(1)         (1.90)%(2)

                                CLASS D SHARES++
--------------------------------------------------------------------------------
1 Year                              (25.45)%(1)
5 Years                              (4.23)%(1)
Since Inception (7/28/97)            (0.95)%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

--------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                                        VALUE
------------------------------------------------------------------------
                       Common Stocks (94.3%)
                       Aerospace & Defense (0.8%)
 35,100                Alliant Techsystems, Inc.* .......   $  1,895,751
180,600                Orbital Sciences Corp.* ..........        933,702
                                                            ------------
                                                               2,829,453
                                                            ------------
                       Air Freight/Couriers (2.5%)
 90,500                C.H. Robinson Worldwide,
                         Inc. ...........................      2,959,350
160,700                Expeditors International of
                         Washington, Inc. ...............      5,777,165
                                                            ------------
                                                               8,736,515
                                                            ------------
                       Airlines (0.4%)
 53,600                JetBlue Airways Corp.* ...........      1,485,256
                                                            ------------
                       Apparel/Footwear (0.5%)
 49,800                Coach, Inc.* .....................      1,908,834
                                                            ------------
                       Apparel/Footwear Retail (4.3%)
247,925                Abercrombie & Fitch Co.
                         (Class A)* .....................      7,445,188
184,825                Chico's FAS, Inc.* ...............      3,696,500
119,600                Hot Topic, Inc.* .................      2,787,876
 27,800                Ross Stores, Inc. ................      1,004,970
                                                            ------------
                                                              14,934,534
                                                            ------------
                       Biotechnology (7.0%)
 76,400                Affymetrix, Inc.* ................      1,986,400
 48,500                Amylin Pharmaceuticals,
                         Inc.* ..........................        785,700
152,200                BioMarin Pharmaceutical,
                         Inc.* ..........................      1,727,470
106,550                Celgene Corp.* ...................      2,778,824
272,450                Dendreon Corp.* ..................      1,277,790
 91,900                Gen-Probe Inc.* ..................      2,080,616
 77,600                Genzyme Corp. (General
                         Division)* .....................      2,828,520
111,650                IDEC Pharmaceuticals Corp.*.......      3,842,881
103,200                MedImmune, Inc.* .................      3,388,056
184,500                NPS Pharmaceuticals, Inc.* .......      2,852,370
 31,400                Techne Corp.* ....................        649,038
                                                            ------------
                                                              24,197,665
                                                            ------------

 NUMBER OF
  SHARES                                                        VALUE
------------------------------------------------------------------------
                       Broadcasting (2.6%)
203,100                Radio One, Inc. (Class D)* .......   $  2,689,044
 57,000                Univision Communications,
                         Inc. (Class A)* ................      1,397,070
133,125                Westwood One, Inc.* ..............      4,158,825
150,200                XM Satellite Radio Holdings
                         Inc. (Class A)* ................        884,678
                                                            ------------
                                                               9,129,617
                                                            ------------
                       Cable/Satellite TV (0.9%)
104,000                EchoStar Communications
                         Corp. (Class A)* ...............      3,003,520
                                                            ------------
                       Casino/Gaming (3.5%)
270,390                GTECH Holdings Corp.* ............      8,830,937
191,250                Penn National Gaming, Inc.* ......      3,394,687
                                                            ------------
                                                              12,225,624
                                                            ------------
                       Commercial Printing/Forms (1.1%)
 99,600                Deluxe Corp. .....................      3,996,948
                                                            ------------
                       Computer Communications (1.1%)
102,400                Emulex Corp.* ....................      1,960,960
233,600                Juniper Networks, Inc.* ..........      1,908,512
                                                            ------------
                                                               3,869,472
                                                            ------------
                       Computer Peripherals (1.6%)
171,850                Storage Technology Corp.* ........      3,474,807
 33,350                Zebra Technologies Corp.
                         (Class A)* .....................      2,147,740
                                                            ------------
                                                               5,622,547
                                                            ------------
                       Contract Drilling (0.5%)
 51,700                Patterson-UTI Energy, Inc.* ......      1,673,012
                                                            ------------
                       Data Processing Services (1.1%)
 19,600                Affiliated Computer Services,
                         Inc. (Class A)* ................        867,496
 52,200                BISYS Group, Inc. (The)* .........        851,904
 87,100                CheckFree Corp.* .................      1,958,008
                                                            ------------
                                                               3,677,408
                                                            ------------
                       Discount Stores (1.8%)
215,600                Dollar Tree Stores, Inc.* ........      4,290,440
 71,600                Fred's, Inc. .....................      1,994,060
                                                            ------------
                                                               6,284,500
                                                            ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                                        VALUE
------------------------------------------------------------------------
                       Electronic Components (0.4%)
  37,150               QLogic Corp.* ....................   $  1,379,751
                                                            ------------
                       Electronic Distributors (0.2%)
156,100                CompuCom Systems, inc.* ..........        546,350
                                                            ------------
                       Electronic Production Equipment (1.4%)
 24,900                KLA-Tencor Corp.* ................        894,956
 84,350                Lam Research Corp.* ..............        960,662
 60,500                MKS Instruments, Inc.* ...........        756,250
 39,150                Novellus Systems, Inc.* ..........      1,067,620
 24,000                Synopsys, Inc.* ..................      1,021,440
                                                            ------------
                                                               4,700,928
                                                            ------------
                       Engineering & Construction (0.5%)
 42,600                Jacobs Engineering Group,
                         Inc.* ..........................      1,789,626
                                                            ------------
                       Finance/Rental/Leasing (0.8%)
  6,500                Comdisco Holding Company,
                         Inc.* ..........................        875,225
 53,000                Doral Financial Corp. ............      1,873,550
                                                            ------------
                                                               2,748,775
                                                            ------------
                       Financial Publishing/Services (0.9%)
 78,500                Dun & Bradstreet Corp.* ..........      3,002,625
                                                            ------------
                       Food: Major Diversified (0.5%)
213,000                Del Monte Foods Co.* .............      1,588,980
                                                            ------------
                       Food: Specialty/Candy (1.8%)
 52,500                Hershey Foods Corp. ..............      3,289,650
169,950                Peet's Coffee & Tea, Inc.* .......      2,817,771
                                                            ------------
                                                               6,107,421
                                                            ------------
                       Gas Distributors (0.6%)
 47,300                UGI Corp. ........................      2,161,610
                                                            ------------
                       Home Building (1.0%)
 10,600                NVR, Inc.* .......................      3,487,400
                                                            ------------
                       Hotels/Resorts/Cruiselines (1.8%)
414,400                Royal Caribbean Cruises Ltd.......      6,228,432
                                                            ------------
                       Information Technology Services (0.4%)
 96,900                PeopleSoft, Inc.* ................      1,482,570
                                                            ------------
                       Insurance Brokers/Services (0.9%)
102,850                Hilb, Rogal & Hamilton Co. .......      3,213,034
                                                            ------------

 NUMBER OF
  SHARES                                                        VALUE
------------------------------------------------------------------------
                       Internet Software/Services (0.4%)
127,750                BEA Systems, Inc.* ...............   $  1,301,772
                                                            ------------
                       Managed Health Care (1.7%)
252,800                Caremark Rx, Inc.* ...............      4,588,320
 30,700                Mid Atlantic Medical Services,
                         Inc.* ..........................      1,244,885
                                                            ------------
                                                               5,833,205
                                                            ------------
                       Medical Specialties (6.6%)
 45,700                Beckman Coulter, Inc. ............      1,555,171
 45,600                DENTSPLY International, Inc.......      1,586,424
128,250                Merit Medical Systems, Inc.*......      2,443,162
 66,100                St. Jude Medical, Inc.* ..........      3,222,375
 59,300                SurModics, Inc. * ................      1,832,963
212,850                Varian Medical Systems,
                         Inc.* ..........................     11,479,001
 14,600                Zimmer Holdings, Inc.* ...........        709,998
                                                            ------------
                                                              22,829,094
                                                            ------------
                       Miscellaneous Commercial
                         Services (2.1%)
101,900                Corporate Executive Board
                         Co. (The)* .....................      3,629,678
 72,850                Fair, Isaac, Inc. ................      3,702,237
                                                            ------------
                                                               7,331,915
                                                            ------------
                       Movies/Entertainment (0.5%)
 34,250                Pixar, Inc.* .....................      1,852,240
                                                            ------------
                       Office Equipment/Supplies (0.4%)
 24,300                Avery Dennison Corp. .............      1,425,681
                                                            ------------
                       Oil & Gas Production (1.6%)
  8,700                Apache Corp. .....................        537,138
194,500                Hurricane Hydrocarbons Ltd.
                         (Class A) (Canada)* ............      1,968,340
 11,000                Kerr-McGee Corp. .................        446,710
145,733                XTO Energy Inc. ..................      2,768,927
                                                            ------------
                                                               5,721,115
                                                            ------------
                       Oil Refining/Marketing (0.5%)
 44,600                Valero Energy Corp. ..............      1,845,548
                                                            ------------
                       Oilfield Services/Equipment (1.7%)
 33,700                BJ Services Co.* .................      1,158,943
 66,000                Halliburton Co. ..................      1,368,180
 90,050                Key Energy Services, Inc.* .......        907,704

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                                        VALUE
--------------------------------------------------------------------------
  53,200               Lone Star Technologies, Inc.*.......   $  1,123,584
  38,650               Smith International, Inc.* .........      1,361,640
                                                              ------------
                                                                 5,920,051
                                                              ------------
                       Other Consumer Services (4.4%)
100,750                Block (H.&R.), Inc. ................      4,301,018
 23,100                Career Education Corp.* ............      1,130,052
 94,050                Corinthian Colleges, Inc.* .........      3,714,975
 16,500                Expedia, Inc. * ....................        852,390
 20,000                Hotels.com (Class A)* ..............      1,153,500
 92,500                Weight Watchers International,
                         Inc.* ............................      4,259,625
                                                              ------------
                                                                15,411,560
                                                              ------------
                       Packaged Software (2.9%)
 80,350                Intuit Inc.* .......................      2,989,020
 54,000                Mercury Interactive Corp.* .........      1,602,720
 84,150                Symantec Corp.* ....................      3,296,997
119,700                VERITAS Software Corp.* ............      2,104,326
                                                              ------------
                                                                 9,993,063
                                                              ------------
                       Pharmaceuticals: Other (1.3%)
 28,900                Altana AG (ADR) (Germany)* .........      1,366,681
 12,900                Atlana AG (Germany)* ...............        605,011
 63,800                Teva Pharmaceutical
                         Industries Ltd. (ADR)
                         (Israel) .........................      2,657,270
                                                              ------------
                                                                 4,628,962
                                                              ------------
                       Property - Casualty Insurers (0.5%)
 46,150                RenaissanceRe Holdings Ltd.
                         (Bermuda) ........................      1,848,308
                                                              ------------
                       Publishing: Newspapers (0.6%)
 39,350                Media General, Inc. (Class A).......      1,937,594
                                                              ------------
                       Recreational Products (1.5%)
 65,500                International Game
                         Technology* ......................      5,364,450
                                                              ------------
                       Regional Banks (0.9%)
 77,150                Banknorth Group, Inc. ..............      1,682,642
 33,600                UCBH Holdings, Inc. ................      1,477,728
                                                              ------------
                                                                 3,160,370
                                                              ------------

 NUMBER OF
  SHARES                                                        VALUE
--------------------------------------------------------------------------
                       Restaurants (5.1%)
 76,700                Brinker International, Inc.* .......   $  2,339,350
107,100                Chicago Pizza & Brewery,
                         Inc.* ............................        751,842
 81,950                Outback Steakhouse, Inc.
                         (The) ............................      2,899,391
 49,250                P.F. Chang's China Bistro,
                         Inc.* ............................      1,822,250
218,550                Sonic Corp.* .......................      5,564,283
126,100                Starbucks Corp.* ...................      3,248,336
 42,150                Wendy's International, Inc. ........      1,159,547
                                                              ------------
                                                                17,784,999
                                                              ------------
                       Savings Banks (2.5%)
 60,350                New York Community
                         Bancorp, Inc. ....................      1,798,430
237,300                Provident Financial Services,
                         Inc.* ............................      3,751,713
185,400                TierOne Corp.* .....................      3,049,830
                                                              ------------
                                                                 8,599,973
                                                              ------------
                       Semiconductors (5.0%)
242,700                Altera Corp.* ......................      3,286,158
294,600                Exar Corp.* ........................      3,744,366
 65,500                International Rectifier Corp.*......      1,288,385
 92,200                Marvell Technology Group Ltd.
                         (Bermuda)* .......................      1,953,718
 51,000                Maxim Integrated Products,
                         Inc. .............................      1,842,120
115,662                Microchip Technology Inc. ..........      2,301,674
134,000                Xilinx, Inc.* ......................      3,136,940
                                                              ------------
                                                                17,553,361
                                                              ------------
                       Services to the Health Industry (4.1%)
 45,100                Accredo Health, Inc.* ..............      1,097,689
 62,000                Laboratory Corp. of America
                         Holdings* ........................      1,838,300
301,700                Stericycle, Inc.* ..................     11,340,903
                                                              ------------
                                                                14,276,892
                                                              ------------
                       Specialty Stores (2.9%)
 90,350                Bed Bath & Beyond Inc.* ............      3,120,689
100,100                Dick's Sporting Goods, Inc.*........      2,293,291
140,300                Tractor Supply Company* ............      4,632,706
                                                              ------------
                                                                10,046,686
                                                              ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued


 NUMBER OF
  SHARES                                             VALUE
-------------------------------------------------------------
             Specialty Telecommunications (0.9%)
107,000      Boston Communications
               Group, Inc.* ...................   $ 1,675,620
 98,400      IDT Corp. (Class B)* .............     1,484,856
                                                  -----------
                                                    3,160,476
                                                  -----------
             Telecommunication Equipment (2.0%)
 30,800      Garmin Ltd. (Cayman
               Islands)* ......................     1,102,640
 58,400      Trimble Navigation Ltd.* .........     1,106,096
235,200      UTStarcom, Inc.* .................     4,701,648
                                                  -----------
                                                    6,910,384
                                                  -----------
             Trucking (0.5%)
 27,600      Landstar System, Inc.* ...........     1,587,000
                                                  -----------
             Water Utilities (1.6%)
249,050      Philadelphia Suburban Corp. ......     5,466,648
                                                  -----------
             Wireless Telecommunications (1.2%)
315,100      Nextel Communications, Inc.
               (Class A)* .....................     4,219,189
                                                  -----------
             Total Common Stocks
             (Cost $322,968,899)...............   328,022,943
                                                  -----------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              Convertible Bonds (2.1%)

              Cable/Satellite TV (1.2%)
$   4,240     EchoStar Communications
                Corp. 4.875% due
                01/01/07 .................          4,107,500
                                                 ------------
              Oilfield Services/Equipment (0.1%)
      380     Key Energy Group, Inc. 5.00%
                due 09/15/04 .............            370,975
                                                 ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                         VALUE
-----------                                   ---------------
              Semiconductors (0.8%)
$  2,900      ASM Lithography Holding N.V.
              - 144A** (Netherlands)
              4.25% due 11/30/04 ..........      $  2,657,270
                                                 ------------
              Total Convertible Bonds
              (Cost $6,897,362)............         7,135,745
                                                 ------------
              Short-Term Investment (3.9%)
              Repurchase Agreement

  13,607      Joint repurchase agreement
               account 1.345% due
                04/01/03 (dated
                03/31/03; proceeds
              $ 13,607,508) (a)
               (Cost $13,607,000)..........        13,607,000
                                                 ------------
Total Investments
(Cost $343,473,261) (b).........     100.3 %      348,765,688

Liabilities in Excess of Other
Assets .........................      (0.3)        (1,072,978)
                                     -----       ------------
Net Assets .....................     100.0 %     $347,692,710
                                     =====       ============

---------------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $24,114,755 and the aggregate gross unrealized depreciation is $18,822,328, resulting in net unrealized appreciation of $5,292,427.


                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $343,473,261)............................   $348,765,688
Receivable for:
     Investments sold ...........................     10,809,557
     Shares of beneficial interest sold .........        642,514
     Interest ...................................         94,448
     Dividends ..................................         90,100
Prepaid expenses and other assets ...............         93,554
                                                    ------------
   Total Assets .................................    360,495,861
                                                    ------------
Liabilities:
Payable for:
     Investments purchased ......................     11,787,963
     Shares of beneficial interest
        redeemed ................................        474,166
     Distribution fee ...........................        222,232
     Investment management fee ..................        147,238
Accrued expenses and other payables .............        171,552
                                                    ------------
   Total Liabilities ............................     12,803,151
                                                    ------------
   Net Assets ...................................   $347,692,710
                                                    ============
Composition of Net Assets:
Paid-in-capital .................................   $685,320,421
Net unrealized appreciation .....................      5,292,427
Accumulated net investment loss .................     (2,153,092)
Accumulated net realized loss ...................   (340,767,046)
                                                    ------------
   Net Assets ...................................   $347,692,710
                                                    ============
Class A Shares:
Net Assets ......................................    $17,348,304
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      1,322,907
   Net Asset Value Per Share ....................         $13.11
                                                          ======
     Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
        asset value) ............................         $13.84
                                                          ======
Class B Shares:
Net Assets ......................................   $251,134,607
Shares Outstanding (unlimited authorized,
  $.01 par value)................................     20,307,650
   Net Asset Value Per Share ....................         $12.37
                                                          ======
Class C Shares:
Net Assets ......................................     $5,542,624
Shares Outstanding (unlimited authorized,
  $.01 par value)................................        447,041
   Net Asset Value Per Share ....................         $12.40
                                                          ======
Class D Shares:
Net Assets ......................................    $73,667,175
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      5,525,618
   Net Asset Value Per Share ....................         $13.33
                                                          ======

Statement of Operations
For the six months ended March 31, 2003 (Unaudited)


Net Investment Loss:
Income
Dividends (net of $3,111 foreign
  withholding tax) ............................   $   713,982
Interest ......................................       225,348
                                                  -----------
   Total Income ...............................       939,330
                                                  -----------
Expenses
Distribution fee (Class A shares) .............        10,724
Distribution fee (Class B shares) .............     1,354,443
Distribution fee (Class C shares) .............        27,280
Investment management fee .....................       909,574
Transfer agent fees and expenses ..............       597,311
Shareholder reports and notices ...............        39,536
Registration fees .............................        28,938
Professional fees .............................        26,131
Custodian fees ................................        23,645
Trustees' fees and expenses ...................        10,532
Other .........................................         6,747
                                                  -----------
   Total Expenses .............................     3,034,861
                                                  -----------
   Net Investment Loss ........................    (2,095,531)
                                                  -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss .............................   (26,966,263)
Net change in unrealized appreciation .........    44,616,046
                                                  -----------
   Net Gain ...................................    17,649,783
                                                  -----------
Net Increase ..................................   $15,554,252
                                                  ===========

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE SIX          FOR THE YEAR
                                                                                            MONTHS ENDED             ENDED
                                                                                           MARCH 31, 2003      SEPTEMBER 30, 2002
                                                                                          ----------------    -------------------
                                                                                           (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment loss ..................................................................... $     (2,095,531)   $        (6,715,489)
Net realized loss .......................................................................      (26,966,263)          (100,007,116)
Net change in unrealized appreciation (depreciation) ....................................       44,616,046             31,007,492
                                                                                          ----------------    -------------------
  Net Increase (Decrease) ...............................................................       15,554,252            (75,715,113)

Net decrease from transactions in shares of beneficial interest .........................      (27,666,419)           (91,266,754)
                                                                                          ----------------    -------------------

  Net Decrease ..........................................................................      (12,112,167)          (166,981,867)

Net Assets:
Beginning of period .....................................................................      359,804,877            526,786,744
                                                                                          ----------------    -------------------
End of Period
(Including accumulated net investment losses of $2,153,092 and $57,561, respectively).... $    347,692,710    $       359,804,877
                                                                                          ================    ===================


                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 (UNAUDITED) continued

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 (UNAUDITED) continued

are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,688,583 at March 31, 2003.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.13% and 0.90%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $30, $123,162 and $1,110, respectively and received $3,695 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2003 aggregated $342,946,295 and $374,885,798, respectively. Included in the aforementioned transactions are purchases and sales of $1,104,510 and $272,565, respectively, for portfolio transactions with other Morgan Stanley funds, including a realized gain of $67,521.

For the six months ended March 31, 2003, the Fund incurred brokerage commissions of $52,821 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 2003, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with Morgan Stanley & Co. of $1,620,679 and $1,142,518, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $25,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $3,754. At March 31, 2003, the Fund had an accrued pension liability of $58,347 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 (UNAUDITED) continued

5. FEDERAL INCOME TAX STATUS

As of September 30, 2002, the Fund had a net capital loss carryover of approximately $221,854,000 of which $8,839,000 will be available through September 30, 2009 and $213,015,000 will be available through September 30, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $84,849,000 during fiscal 2002.

As of September 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                            FOR THE SIX                      FOR THE YEAR
                                           MONTHS ENDED                         ENDED
                                          MARCH 31, 2003                  SEPTEMBER 30, 2002
                                 --------------------------------- --------------------------------
                                            (unaudited)
                                      SHARES           AMOUNT            SHARES          AMOUNT
                                 --------------- -----------------  --------------- ----------------
CLASS A SHARES
Sold ...........................       557,946     $   7,453,528          686,292    $   11,260,111
Redeemed .......................      (418,963)       (5,558,435)        (680,071)      (11,127,780)
                                      --------     -------------         --------    --------------
Net increase - Class A .........       138,983         1,895,093            6,221           132,331
                                      --------     -------------         --------    --------------
CLASS B SHARES
Sold ...........................       391,656         4,917,492        1,654,466        26,324,800
Redeemed .......................    (3,387,839)      (41,994,981)      (8,923,340)     (136,371,716)
                                    ----------     -------------       ----------    --------------
Net decrease - Class B .........    (2,996,183)      (37,077,489)      (7,268,874)     (110,046,916)
                                    ----------     -------------       ----------    --------------
CLASS C SHARES
Sold ...........................       133,583         1,713,327          290,919         4,705,017
Redeemed .......................      (190,208)       (2,403,244)        (323,089)       (5,041,970)
                                    ----------     -------------       ----------    --------------
Net decrease - Class C .........       (56,625)         (689,917)         (32,170)         (336,953)
                                    ----------     -------------       ----------    --------------
CLASS D SHARES
Sold ...........................     1,404,120        18,842,760        3,190,532        51,602,672
Redeemed .......................      (799,451)      (10,636,866)      (1,996,435)      (32,617,888)
                                    ----------     -------------       ----------    --------------
Net increase - Class D .........       604,669         8,205,894        1,194,097        18,984,784
                                    ----------     -------------       ----------    --------------
Net decrease in Fund ...........    (2,309,156)    $ (27,666,419)      (6,100,726)   $  (91,266,754)
                                    ==========     =============       ==========    ==============

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS O MARCH 31, 2003 (UNAUDITED) continued

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At March 31, 2003, there were no outstanding forward contracts.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                      FOR THE SIX                    FOR THE YEAR ENDED SEPTEMBER 30,
                                                     MONTHS ENDED       ----------------------------------------------------------
                                                    MARCH 31, 2003       2002          2001          2000        1999        1998
                                                    --------------      ------        ------        ------      ------      ------
                                                      (unaudited)
Class A Shares

Selected Per Share Data:

Net asset value, beginning of period .............      $12.52          $15.20        $37.74        $31.44      $20.38      $27.50
                                                        ------          ------        ------        ------      ------      ------
Income (loss) from investment operations:
 Net investment loss[+/+].........................       (0.03)          (0.11)         0.00         (0.12)      (0.07)      (0.06)
 Net realized and unrealized gain (loss) .........        0.62           (2.57)       (14.40)        12.89       11.50       (4.75)
                                                        ------          ------        ------        ------      ------      ------
Total income (loss) from investment operations ...        0.59           (2.68)       (14.40)        12.77       11.43       (4.81)
                                                        ------          ------        ------        ------      ------      ------
Less distributions from net realized gain ........           -               -         (8.14)        (6.47)      (0.37)      (2.31)
                                                        ------          ------        ------        ------      ------      ------
Net asset value, end of period ...................      $13.11          $12.52        $15.20        $37.74      $31.44      $20.38
                                                        ======          ======        ======        ======      ======      ======

Total Return+.....................................        4.71%(1)      (17.63)%      (45.93)%       40.16%      56.81%     (18.26)%

Ratios to Average Net Assets(3):
Expenses .........................................        1.04%(2)        1.02%         0.88%         0.85%       0.90%       0.94%
Net investment loss ..............................       (0.52)%(2)      (0.68)%        0.00%        (0.35)%     (0.25)%     (0.23)%

Supplemental Data:
Net assets, end of period, in thousands ..........     $17,348         $14,826       $17,906       $44,008     $15,246      $5,822
Portfolio turnover rate ..........................          98%(1)         237%          213%          184%        172%        178%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)      Not annualized.
(2)      Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS continued


                                               FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                               MONTHS ENDED       ---------------------------------------------------------------
                                              MARCH 31, 2003       2002          2001          2000           1999          1998
                                              --------------      ------        ------        ------         ------        ------
                                                (unaudited)
Class B Shares

Selected Per Share Data:
Net asset value, beginning of period ........     $11.86          $14.51        $36.70        $30.90         $20.19        $27.46
                                                  ------          ------        ------        ------         ------        ------
Income (loss) from investment operations:
 Net investment loss[+/+]....................      (0.09)          (0.23)        (0.18)        (0.44)         (0.27)        (0.20)
 Net realized and unrealized gain (loss) ....       0.60           (2.42)       (13.87)        12.71          11.35         (4.76)
                                                  ------          ------        ------        ------         ------        ------
Total income (loss) from investment
 operations .................................       0.51           (2.65)       (14.05)        12.27          11.08         (4.96)
                                                  ------          ------        ------        ------         ------        ------
Less distributions from net realized gain ...          -               -         (8.14)        (6.47)         (0.37)        (2.31)
                                                  ------          ------        ------        ------         ------        ------
Net asset value, end of period ..............     $12.37          $11.86        $14.51        $36.70         $30.90        $20.19
                                                  ======          ======        ======        ======         ======        ======

Total Return + ..............................       4.30%(1)      (18.26)%      (46.37)%       39.12%         55.59%       (18.88)%

Ratios to Average Net Assets(3):
Expenses ....................................       1.91%(2)        1.80%         1.70%         1.61%          1.70%         1.69%
Net investment loss .........................      (1.39)%(2)      (1.46)%       (0.82)%       (1.11)%        (1.05)%       (0.98)%

Supplemental Data:
Net assets, end of period, in thousands .....   $251,135        $276,387      $443,652    $1,056,116       $770,392      $596,834
Portfolio turnover rate .....................         98%(1)         237%          213%          184%           172%          178%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)      Not annualized.
(2)      Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS continued


                                                   FOR THE SIX                      FOR THE YEAR ENDED SEPTEMBER 30,
                                                   MONTHS ENDED         ----------------------------------------------------------
                                                  MARCH 31, 2003         2002          2001          2000       1999         1998
                                                  --------------        ------        ------        ------     ------       ------
                                                   (unaudited)
Class C Shares

Selected Per Share Data:
Net asset value, beginning of period ............      $11.88           $14.54        $36.76        $30.95     $20.19       $27.46
                                                       ------           ------        ------        ------     ------       ------
Income (loss) from investment operations:
 Net investment loss[+/+]........................       (0.08)           (0.23)        (0.18)        (0.42)     (0.25)       (0.23)
 Net realized and unrealized gain (loss) ........        0.60            (2.43)       (13.90)        12.70      11.38        (4.73)
                                                       ------           ------        ------        ------     ------       ------
Total income (loss) from investment operations ..        0.52            (2.66)       (14.08)        12.28      11.13        (4.96)
                                                       ------           ------        ------        ------     ------       ------
Less distributions from net realized gain .......           -                -         (8.14)        (6.47)     (0.37)       (2.31)
                                                       ------           ------        ------        ------     ------       ------
Net asset value, end of period ..................      $12.40           $11.88        $14.54        $36.76     $30.95       $20.19
                                                       ======           ======        ======        ======     ======       ======

Total Return +...................................        4.38%(1)       (18.29)%      (46.37)%       39.09%     55.84%      (18.88)%

Ratios to Average Net Assets(3):
Expenses ........................................        1.81%(2)         1.80%         1.70%         1.61%      1.58%        1.69%
Net investment loss .............................       (1.29)%(2)       (1.46)%       (0.82)%       (1.11)%    (0.93)%      (0.98)%

Supplemental Data:
Net assets, end of period, in thousands .........      $5,543           $5,986        $7,793       $17,007     $4,728       $2,185
Portfolio turnover rate .........................          98%(1)          237%          213%          184%       172%         178%

------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)      Not annualized.
(2)      Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS continued


                                                    FOR THE SIX                    FOR THE YEAR ENDED SEPTEMBER 30,
                                                   MONTHS ENDED        ----------------------------------------------------------
                                                  MARCH 31, 2003        2002          2001         2000        1999         1998
                                                  --------------       ------        ------        ------     ------       ------
                                                    (unaudited)
Class D Shares

Selected Per Share Data:
Net asset value, beginning of period ............    $12.72            $15.41        $38.07        $31.60     $20.44       $27.51
                                                     ------            ------        ------        ------     ------       ------
Income (loss) from investment operations:
 Net investment income (loss)[+/+]...............     (0.03)            (0.07)         0.03          0.03      (0.01)        0.01
 Net realized and unrealized gain (loss) ........      0.64             (2.62)       (14.55)        12.91      11.54        (4.77)
                                                     -------           -------       -------       -------    -------      -------
Total income (loss) from investment operations ..      0.61             (2.69)       (14.52)        12.94      11.53        (4.76)
                                                     -------           -------       -------       -------    -------      -------
Less distributions from net realized gain .......         -                 -         (8.14)        (6.47)     (0.37)       (2.31)
                                                     -------           -------       -------       -------    -------      -------
Net asset value, end of period ..................    $13.33            $12.72        $15.41        $38.07     $31.60       $20.44
                                                     ======            ======        ======        ======     ======       ======

Total Return +...................................      4.80%(1)        (17.46)%      (45.83)%       40.53%     57.14%      (18.05)%

Ratios to Average Net Assets(3):
Expenses ........................................      0.91% (2)         0.80%         0.70%         0.61%      0.70%        0.69%
Net investment income (loss) ....................     (0.39)%(2)        (0.46)%        0.18%        (0.11)%    (0.05)%       0.02%

Supplemental Data:
Net assets, end of period, in thousands .........   $73,667           $62,606       $57,436       $66,696     $6,625       $3,291
Portfolio turnover rate .........................        98%(1)           237%          213%          184%       172%         178%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)      Not annualized.
(2)      Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors, Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO OMITTED]


37905RPT-10905E03-0S-5/03


[MORGAN STANLEY LOGO OMITTED]
[PHOTO OMITTED]

MORGAN STANLEY
DEVELOPING GROWTH
SECURITIES TRUST





SEMIANNUAL REPORT
MARCH 31, 2003